Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Liabilities and Other Payables [Abstract]
Accrued salaries	$ 127,075	$ 4,593
Accruals for operating expenses	198,496	168,923
Other Accounts Payable and Accrued Liabilities	122,664
Total	$ 448,235	$ 173,516